Investments in and Advances To Joint Ventures (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Combined Statements of Operations
Revenues from operations	$ 190,391	$ 187,233	$ 186,926	$ 189,383	$ 189,082	$ 184,332	$ 184,866	$ 188,082	$ 753,933	$ 746,362	$ 738,582
Operating expenses									295,916	308,664	226,316
Impairment charges									67,912	84,855	12,245
Depreciation and amortization									216,820	203,825	194,311
Interest expense									225,113	210,587	206,890
Income tax expense (primarily Sonae Sierra Brasil), net									(351)	(50,199)	8,279
Other income									(5,002)	(24,156)	(28,894)
Loss from continuing operations									(7,515)	(161,385)	(224,537)
Discontinued operations:
Gain (loss) on disposition of real estate, net of tax									40,163	5,775	(24,027)
Non-controlling interests									3,543	38,363	47,047
Net loss attributable to unconsolidated joint ventures	5,206	(42,989)	(13,383)	35,312	(84,226)	(14,310)	(86,575)	(24,247)	(15,854)	(209,358)	(356,593)
Unconsolidated Joint Ventures [Member]
Condensed Combined Statements of Operations
Revenues from operations									695,553	647,689	757,358
Operating expenses									234,571	246,628	291,528
Impairment charges									208,843	65	218,479
Depreciation and amortization									182,084	182,208	211,694
Interest expense									227,327	225,973	275,558
Total expenses									852,825	654,874	997,259
Loss before other items									(157,272)	(7,185)	(239,901)
Income tax expense (primarily Sonae Sierra Brasil), net									(38,850)	(20,449)	(10,013)
Other income										10,591	7,153
Loss from continuing operations									(196,122)	(17,043)	(242,761)
Discontinued operations:
Loss from discontinued operations									(62,380)	(20,281)	(205,595)
Gain on debt forgiveness									2,976
Gain (loss) on disposition of real estate, net of tax									18,705	(26,674)	(19,448)
Loss before gain (loss) on disposition of real estate, net									(236,821)	(63,998)	(467,804)
Gain (loss) on disposition of real estate, net									1,733	17	(25,973)
Net loss									(235,088)	(63,981)	(493,777)
Non-controlling interests									(16,132)	(458)	(1,178)
Net loss attributable to unconsolidated joint ventures									(251,220)	(64,439)	(494,955)
Company's share of equity in net (loss) income of joint ventures									$ (12,979)	$ 6,319	$ (34,522)